Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	October 1, 2012

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Advisor Series VII (the trust):

Fidelity Fidelity Advisor Biotechnology Fund
Fidelity Advisor Communications Equipment Fund
Fidelity Advisor Consumer Discretionary Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Energy Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Industrials Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Fund (the funds)

File Nos. (002-67004) and (811-03010)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust